FINANCIAL ASSETS AND LIABILITIES - Summary of Financial Investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents1 [line items]
Financial investments		R$ 15,459,411	R$ 14,017,991
Applications in investment funds [member]
Cash and cash equivalents1 [line items]
Financial investments		2,122,442	3,298,142
Applications in investment funds [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	[1]	1,493,278	3,259,210
Applications in investment funds [member] | Certificate of bank deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments		604,398
Applications in investment funds [member] | Others [Member]
Cash and cash equivalents1 [line items]
Financial investments		24,766	38,932
Applications in banks [member]
Cash and cash equivalents1 [line items]
Financial investments		13,336,969	10,719,849
Applications in banks [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments		236,101	616,633
Applications in banks [member] | Certificate of bank deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments		12,102,078	9,807,983
Applications in banks [member] | Others [Member]
Cash and cash equivalents1 [line items]
Financial investments		R$ 998,790	R$ 295,233

[1]	The repurchase agreements are allocated to the WG Renda Fixa Crédito Privado Fundo de Investimento (“WG”), which was created in the form of an open ended fund and is managed by Itaú Unibanco Asset Management Ltda. (“Itaú Asset”). The fund's portfolio is composed of investments in public bonds and repurchase agreements backed by federal public bonds.